COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease expenses	$ 757	$ 685
Minimum future rental commitments
2018	873
2019	1,707
2020	1,677
2021	436
Total future rental commitments	$ 4,693